PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.8%
Asset-Backed Security 0.1%
Collateralized Loan Obligation
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%) (cost $94,777)	5.158%(c)	10/26/31	95	$94,849
Corporate Bonds 80.8%
Advertising 0.3%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.750	04/15/28	200	200,194
Sr. Sec’d. Notes, 144A	7.875	04/01/30	75	79,053
				279,247
Aerospace & Defense 1.2%
Boeing Co. (The), Sr. Unsec’d. Notes	2.196	02/04/26	125	124,600
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	610	611,867
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	150	156,407

TransDigm, Inc., Sr. Sec’d. Notes, 144A	6.750	08/15/28	325	332,135
				1,225,009
Airlines 1.4%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	7.250	02/15/28	175	179,216
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.500	04/20/26	67	66,750
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	490	489,238
Sr. Sec’d. Notes, 144A	4.625	04/15/29	50	49,794
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	50	48,141
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	300	302,250
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	295	305,694
				1,441,083
Apparel 0.5%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	175	166,902
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	325	298,270
				465,172
Auto Manufacturers 1.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.700	08/10/26	200	197,357
New Flyer Holdings, Inc. (Canada), Sec’d. Notes, 144A	9.250	07/01/30	30	32,072
Nissan Motor Acceptance Co. LLC, Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	100	99,701
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.345	09/17/27	400	391,888
Sr. Unsec’d. Notes, 144A	7.500	07/17/30	205	213,680

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500%	10/01/28	395	$332,830
				1,267,528
Auto Parts & Equipment 1.5%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	200	205,102
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	05/15/28	600	615,444
Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	100	100,015
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	60	62,056
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	300	300,015
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	200	200,999
				1,483,631
Banks 0.5%
Citigroup, Inc., Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	34	34,272
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	6.625	01/15/27	275	275,522
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	175	182,532
				492,326
Building Materials 1.7%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	10	9,957
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	275	230,019
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	175	87,761
CP Atlas Buyer, Inc., Sr. Sec’d. Notes, 144A	9.750	07/15/30	75	75,834
Griffon Corp., Gtd. Notes	5.750	03/01/28	350	350,743
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	298	254,866
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28	675	672,685
				1,681,865
Chemicals 1.6%
Celanese US Holdings LLC,
Gtd. Notes	6.665(c)	07/15/27	55	56,663
Gtd. Notes	6.850(c)	11/15/28	50	51,677

Hercules LLC, Jr. Sub. Notes	6.500	06/30/29	75	75,058
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/01/31	390	414,500
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	675	647,040
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	200	193,823

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.125%	03/15/27	200	$196,400
Tronox, Inc., Sr. Sec’d. Notes, 144A	9.125	09/30/30	15	14,137
				1,649,298
Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	20	18,281
Commercial Services 4.8%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	174	173,847
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.875	06/15/30	100	103,356
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	750	734,520
Sr. Sec’d. Notes, 144A	4.625	06/01/28	400	392,436

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	25	22,203
AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29	275	262,313
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	100	97,326
Gtd. Notes, 144A	5.750	07/15/27	224	223,654
Gtd. Notes, 144A	5.750	07/15/27	50	49,953

Block, Inc., Sr. Unsec’d. Notes, 144A	5.625	08/15/30	65	66,248
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A	3.875	07/01/28	325	315,743
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	130	127,518
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	300	300,027
Gtd. Notes, 144A	6.625	06/15/29	360	373,261
Gtd. Notes, 144A	7.000	06/15/30	80	84,073

Hertz Corp. (The), Gtd. Notes, 144A	4.625	12/01/26	20	19,449
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	425	421,390
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	50	49,508
Service Corp. International,
Sr. Unsec’d. Notes	4.625	12/15/27	25	24,959
Sr. Unsec’d. Notes	7.500	04/01/27	37	38,202
United Rentals North America, Inc.,
Gtd. Notes	4.000	07/15/30	200	193,207
Gtd. Notes	4.875	01/15/28	467	467,123
Sec’d. Notes	3.875	11/15/27	200	197,925

Veritiv Operating Co., Sr. Sec’d. Notes, 144A	10.500	11/30/30	170	182,965
				4,921,206
Computers 1.3%
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	20	20,904

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375%	02/15/30	600	$524,308
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	175	189,368
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	625	620,430
Gtd. Notes, 144A	5.125	04/15/29	8	7,932
				1,362,942
Cosmetics/Personal Care 0.0%
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	44	44,642
Diversified Financial Services 5.8%
Azorra Finance Ltd., Gtd. Notes, 144A	7.750	04/15/30	50	52,663
Encore Capital Group, Inc., Sr. Sec’d. Notes, 144A	9.250	04/01/29	200	211,233
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A	9.250	02/01/29	240	252,900
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	575	587,598
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	10	10,144
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	125	132,295
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	02/15/31	25	23,543
Gtd. Notes, 144A	9.250	12/01/28	375	385,957
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	20	19,350
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	75	74,400

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	250	237,220
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	200	184,271
Macquarie Airfinance Holdings Ltd. (United Kingdom), Sr. Unsec’d. Notes, 144A	6.400	03/26/29	5	5,253
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	75	73,807
Sr. Unsec’d. Notes	5.000	03/15/27	315	314,572
Sr. Unsec’d. Notes	6.750	06/15/26	290	292,883
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	200	197,358
Gtd. Notes	3.875	09/15/28	325	315,351
Gtd. Notes	5.375	11/15/29	375	373,605
Gtd. Notes	6.125	05/15/30	25	25,413
Gtd. Notes	6.625	01/15/28	50	51,320
Gtd. Notes	7.125	03/15/26	389	391,510
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	250	244,470
Gtd. Notes, 144A	7.875	12/15/29	50	53,336

PHH Escrow Issuer LLC/PHH Corp., Sr. Unsec’d. Notes, 144A	9.875	11/01/29	60	61,420
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	275	280,787
Gtd. Notes, 144A	8.875	01/31/30	15	15,546
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	725	713,031
Gtd. Notes, 144A	3.625	03/01/29	175	169,146

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Stonebriar ABF Issuer LLC, Sr. Unsec’d. Notes, 144A	8.125%	12/15/30	30	$30,523
United Wholesale Mortgage LLC, Sr. Unsec’d. Notes, 144A	5.750	06/15/27	115	115,268
				5,896,173
Electric 4.7%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	1,200	1,198,075
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	200	200,746
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	150	150,356
Gtd. Notes, 144A	3.375	02/15/29	425	406,832
Gtd. Notes, 144A	5.250	06/15/29	225	226,160

PG&E Corp., Sr. Sec’d. Notes	5.000	07/01/28	350	347,477
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	1,275	1,258,054
Gtd. Notes, 144A	5.000	07/31/27	578	579,770
Gtd. Notes, 144A	5.625	02/15/27	275	275,242

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30	190	189,491
				4,832,203
Electrical Components & Equipment 0.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	50	47,699
Gtd. Notes, 144A	4.750	06/15/28	175	173,045
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	215	222,291
Gtd. Notes, 144A	7.250	06/15/28	52	52,779
				495,814
Entertainment 2.2%
Brightstar Lottery PLC, Sr. Sec’d. Notes, 144A	6.250	01/15/27	200	201,310
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	275	260,519
Sr. Sec’d. Notes, 144A	7.000	02/15/30	400	414,401

Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A	5.750	04/01/30	125	126,006
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	225	216,966
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	300	293,125
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	75	69,483
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	305	305,065

Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Sr. Sec’d. Notes, 144A	6.250	10/15/30	45	45,722
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	100	88,456
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32	250	264,893
				2,285,946

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Environmental Control 0.6%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000%	08/01/28	320	$313,504
Gtd. Notes, 144A	4.375	08/15/29	125	123,005

Reworld Holding Corp., Gtd. Notes, 144A	4.875	12/01/29	205	194,447
				630,956
Foods 1.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	03/15/29	500	480,516
Gtd. Notes, 144A	4.625	01/15/27	275	275,261
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	200	195,937
Sr. Sec’d. Notes, 144A	8.000	09/15/28	665	660,257

Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.875	05/15/28	125	125,204
				1,737,175
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27	275	275,999
Healthcare-Products 0.2%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	210	204,265
Healthcare-Services 2.3%
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes, 144A	6.000	01/15/29	150	150,803
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30	600	582,320
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	100	97,435
Sr. Sec’d. Notes, 144A	9.875	08/15/30	75	80,745
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A(x)	5.750	12/31/30	65	57,662
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%(x)	11.500	12/31/30	22	23,212

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	220	233,295
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	325	318,957
Sr. Sec’d. Notes	4.375	01/15/30	325	318,430
Sr. Sec’d. Notes	4.625	06/15/28	459	459,348
Sr. Sec’d. Notes, 144A	5.500	11/15/32	65	66,046
				2,388,253
Home Builders 5.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	450	428,642
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	75	75,130
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	520	520,243
Gtd. Notes	7.250	10/15/29	250	255,675
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	100	92,842
Gtd. Notes, 144A	6.250	09/15/27	475	474,862

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.000%	06/15/29	50	$47,960

Dream Finders Homes, Inc., Gtd. Notes, 144A	6.875	09/15/30	30	30,229
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	125	127,087
Forestar Group, Inc., Gtd. Notes, 144A	5.000	03/01/28	431	429,303
KB Home,
Gtd. Notes	4.800	11/15/29	140	139,800
Gtd. Notes	6.875	06/15/27	222	226,586

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	407	405,068
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	675	673,879
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	336	332,974
Sr. Unsec’d. Notes	4.750	04/01/29	175	172,061

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	200	210,732
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.750	01/15/28	200	204,346
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	375	377,028
Gtd. Notes	5.700	06/15/28	250	252,576
				5,477,023
Home Furnishings 0.2%
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	160	162,069
Sr. Unsec’d. Notes	6.500	06/15/33	75	74,514
				236,583
Household Products/Wares 0.5%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	575	521,464
Housewares 0.6%
Newell Brands, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/28	585	610,193
Insurance 1.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	675	702,556
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	225	235,341
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	195	200,622
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	32	31,229

Broadstreet Partners Group LLC, Sr. Unsec’d. Notes, 144A	5.875	04/15/29	125	124,959
				1,294,707
Internet 1.3%
Cablevision Lightpath LLC, Sr. Unsec’d. Notes, 144A	5.625	09/15/28	525	514,548

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet (cont’d.)
Gen Digital, Inc., Gtd. Notes, 144A	6.750%	09/30/27	500	$508,971
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	200	191,754
Gtd. Notes, 144A	5.250	12/01/27	150	150,051
				1,365,324
Iron/Steel 0.7%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	100	100,301
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	35	36,848
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.875	11/01/29	175	180,243
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	200	209,422
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/01/27	175	178,540
				705,354
Leisure Time 1.5%
Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	390	392,139
Sr. Sec’d. Notes, 144A	4.000	08/01/28	20	19,650
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	150	150,720
Sr. Sec’d. Notes, 144A	7.000	09/15/30	40	41,054
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	15	15,161
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	450	476,622

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	75	76,645
Patrick Industries, Inc., Gtd. Notes, 144A	4.750	05/01/29	50	49,643
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A	7.000	02/15/29	25	25,066
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	75	74,947
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	175	174,986
				1,496,633
Lodging 2.8%
Boyd Gaming Corp., Gtd. Notes	4.750	12/01/27	340	339,572
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	125	124,888
Gtd. Notes	4.750	10/15/28	425	423,389
Gtd. Notes	5.500	04/15/27	575	578,874
Gtd. Notes	6.125	09/15/29	165	168,692

Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28	275	272,203
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	175	175,682
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.625	08/26/28	800	793,880
				2,877,180

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Construction & Mining 0.2%
Terex Corp., Gtd. Notes, 144A	5.000%	05/15/29	150	$149,169
Vertiv Group Corp., Sr. Sec’d. Notes, 144A	4.125	11/15/28	20	19,831
				169,000
Machinery-Diversified 0.5%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	300	319,254
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	225	225,457
				544,711
Media 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	200	198,358
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	675	674,439
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	400	399,702
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28	1,025	741,892
Gtd. Notes, 144A	5.500	04/15/27	425	366,621
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	119,480
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29	25	21,018
Gtd. Notes(x)	7.375	07/01/28	25	23,298
Gtd. Notes(x)	7.750	07/01/26	600	587,122

DISH Network Corp., Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27	825	862,193
Gray Media, Inc., Sec’d. Notes, 144A	9.625	07/15/32	40	41,580
iHeartCommunications, Inc., Sr. Sec’d. Notes, 144A	7.750	08/15/30	50	42,811
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	21	10,742
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	8.125	02/15/33	50	52,050
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28	350	361,520
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(x)	5.500	05/15/29	200	196,418
				4,699,244
Mining 2.1%
Arsenal AIC Parent LLC, Unsec’d. Notes, 144A	11.500	10/01/31	80	88,075
First Quantum Minerals Ltd. (Zambia), Sec’d. Notes, 144A	9.375	03/01/29	625	659,832
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	83	83,356
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	1,210	1,210,387
Gtd. Notes, 144A	6.125	04/01/29	75	76,016

Novelis Corp., Gtd. Notes, 144A	6.875	01/30/30	25	25,909
				2,143,575

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.5%
Axon Enterprise, Inc., Sr. Unsec’d. Notes, 144A	6.125%	03/15/30	35	$36,235
Entegris, Inc.,
Gtd. Notes, 144A	4.375	04/15/28	200	198,205
Sr. Sec’d. Notes, 144A	4.750	04/15/29	50	49,929

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	190	197,587
				481,956
Oil & Gas 4.7%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29	85	88,808
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27	175	202,832
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	150	149,821
Gtd. Notes, 144A	8.375	07/01/28	650	671,688
Gtd. Notes, 144A	8.625	11/01/30	25	26,186

Comstock Resources, Inc., Gtd. Notes, 144A	6.750	03/01/29	50	50,121
Crescent Energy Finance LLC, Gtd. Notes, 144A	9.250	02/15/28	161	166,682
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30	80	85,120
Expand Energy Corp., Gtd. Notes	5.375	03/15/30	50	50,747
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	200	196,530
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	250	251,207

Nabors Industries Ltd., Gtd. Notes, 144A	7.500	01/15/28	56	56,062
Nabors Industries, Inc., Gtd. Notes, 144A	9.125	01/31/30	275	288,403
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27	105	106,341
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	6.875	01/15/29	181	181,925
SM Energy Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/29	115	114,759
Sunoco LP,
Gtd. Notes, 144A	7.000	05/01/29	40	41,636
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	25	24,447
Sr. Unsec’d. Notes, 144A	5.875	07/15/27	250	250,190
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	425	416,345
Gtd. Notes, 144A	7.000	09/15/28	410	422,573

Transocean Aquila Ltd., Sr. Sec’d. Notes, 144A	8.000	09/30/28	90	92,514
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29	435	440,572
Gtd. Notes, 144A	8.500	05/15/31	70	70,561
Sr. Sec’d. Notes, 144A	8.750	02/15/30	214	222,281

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	75	78,253
Vital Energy, Inc., Gtd. Notes, 144A	7.750	07/31/29	25	24,620
				4,771,224

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.1%
SESI LLC, Sr. Sec’d. Notes, 144A	7.875%	09/30/30	15	$14,927
Tidewater, Inc., Gtd. Notes, 144A	9.125	07/15/30	115	123,079
				138,006
Packaging & Containers 2.6%
Ball Corp., Gtd. Notes	6.000	06/15/29	70	72,138
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	160	160,208
Sr. Sec’d. Notes, 144A	6.875	01/15/30	25	25,420

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	20	19,999
Graphic Packaging International LLC, Gtd. Notes, 144A	3.500	03/15/28	100	96,772
LABL, Inc.,
Sr. Sec’d. Notes, 144A(x)	5.875	11/01/28	100	69,024
Sr. Sec’d. Notes, 144A(x)	8.625	10/01/31	25	15,180
Sr. Sec’d. Notes, 144A(x)	9.500	11/01/28	25	17,375
Sr. Unsec’d. Notes, 144A(x)	10.500	07/15/27	315	192,655

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A(x)	7.875	04/15/30	785	756,002
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	100	100,301
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	75	76,302
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	950	958,059
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	100	98,117
				2,657,552
Pharmaceuticals 2.1%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	200	193,004
Gtd. Notes, 144A	5.125	03/01/30	100	97,204
Gtd. Notes, 144A	6.125	08/01/28	550	554,870
Bausch Health Cos., Inc.,
Sr. Sec’d. Notes, 144A(x)	4.875	06/01/28	1,000	906,540
Sr. Sec’d. Notes, 144A(x)	11.000	09/30/28	350	368,235
				2,119,853
Pipelines 1.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	07/15/29	20	20,863
Buckeye Partners LP, Sr. Unsec’d. Notes	3.950	12/01/26	50	49,669
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.875	01/15/29	50	50,646
NFE Financing LLC, Sr. Sec’d. Notes, 144A, MTN	12.000	11/15/29	70	17,718
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	4.800	05/15/30	75	73,515
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	225	224,944

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	7.375%	02/15/29	140	$145,203
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	7.000	01/15/30	25	24,536
Sr. Sec’d. Notes, 144A	8.125	06/01/28	350	358,468
Sr. Sec’d. Notes, 144A	9.500	02/01/29	480	507,250
				1,472,812
Real Estate 1.3%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	25	26,122
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	100	106,150
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	200	194,371
Gtd. Notes, 144A	5.375	08/01/28	775	776,259

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	200	195,478
				1,298,380
Real Estate Investment Trusts (REITs) 4.1%
Arbor Realty SR, Inc., Sr. Unsec’d. Notes, 144A	7.875	07/15/30	105	105,466
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	11/15/27	150	148,087
Gtd. Notes	4.550	10/01/29	100	96,131
Gtd. Notes	8.875	04/12/29	125	135,410
Diversified Healthcare Trust,
Sr. Sec’d. Notes, 144A	7.250	10/15/30	25	25,379
Sr. Unsec’d. Notes	4.750	02/15/28	275	263,923

Millrose Properties, Inc., Gtd. Notes, 144A	6.375	08/01/30	65	66,372
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	25	18,358
Gtd. Notes	5.000	10/15/27	725	700,628
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	10	10,231
Sr. Sec’d. Notes, 144A	5.875	10/01/28	100	100,115
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	150	149,875
Gtd. Notes, 144A	6.500	04/01/32	20	20,713
Gtd. Notes, 144A	7.250	07/15/28	75	77,435

Rithm Capital Corp., Sr. Unsec’d. Notes, 144A	8.000	04/01/29	25	25,547
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	150	143,326
Sr. Unsec’d. Notes	3.875	02/15/27	659	655,740
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	20	20,147
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	125	124,058
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	410	407,688
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	30	31,352
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	175	185,717

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	4.750	04/15/28	625	614,807
				4,126,505

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 3.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000%	10/15/30	25	$23,828
Sec’d. Notes, 144A	4.375	01/15/28	175	173,434
Sr. Sec’d. Notes, 144A	3.875	01/15/28	550	543,449

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29	200	166,874
Carvana Co., Sr. Sec’d. Notes, 144A	9.000	06/01/30	650	679,501
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29	200	192,716
Gap, Inc. (The), Gtd. Notes, 144A	3.625	10/01/29	300	284,979
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	325	290,290
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	150	147,727
Lithia Motors, Inc.,
Gtd. Notes, 144A	4.625	12/15/27	75	74,964
Gtd. Notes, 144A	5.500	10/01/30	40	40,258
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	50	48,105

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	50	52,387
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	205	205,328
White Cap Supply Holdings LLC, Gtd. Notes, 144A	7.375	11/15/30	185	188,640
				3,112,480
Software 1.2%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	202	199,940
CoreWeave, Inc., Gtd. Notes, 144A	9.250	06/01/30	160	147,658
Fair Isaac Corp., Sr. Unsec’d. Notes, 144A	4.000	06/15/28	350	344,953
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	575	575,228
				1,267,779
Telecommunications 3.3%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	9.625	07/15/27	500	398,750
Altice France SA (France), Sr. Sec’d. Notes, 144A	9.500	11/01/29(d)	154	158,533
Cipher Compute LLC, Sr. Sec’d. Notes, 144A	7.125	11/15/30	35	35,563
EchoStar Corp., Sr. Sec’d. Notes(x)	10.750	11/30/29	75	82,687
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.000	01/15/30	50	50,795
Sec’d. Notes, 144A	6.750	05/01/29	50	50,518
Sr. Sec’d. Notes, 144A	5.000	05/01/28	1,000	1,005,174
Sr. Sec’d. Notes, 144A	5.875	10/15/27	425	425,629

Iliad Holding SAS (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	900	912,375
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	75	66,403

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc., (cont’d.)
Gtd. Notes, 144A	4.250%	07/01/28	175	$165,996
Sec’d. Notes, 144A	4.875	06/15/29	50	47,823
				3,400,246
Transportation 0.3%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	30	30,588
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	95	90,856
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28	200	204,350
				325,794

Total Corporate Bonds (cost $82,668,336)				82,392,592
Floating Rate and Other Loans 3.3%
Airlines 0.0%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.735(c)	04/01/31	25	24,936
Auto Parts & Equipment 0.4%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.416(c)	05/06/30	124	124,412
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.666(c)	01/28/32	75	74,953

Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	8.774(c)	11/17/28	149	145,529
				344,894
Building Materials 0.0%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	9.166(c)	07/08/30	25	23,781
Chemicals 0.3%
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	8.690(c)	06/28/28	49	47,395
TPC Group, Inc., Initial Term Loan, 3 Month SOFR + 5.750%	9.773(c)	12/16/31	274	239,183
				286,578
Commercial Services 0.3%
Allied Universal Holdco LLC, Amendment No. 7 Replacement USD Term Loan, 1 Month SOFR + 3.350%	7.266(c)	08/20/32	25	25,089
Boost Newco Borrower LLC, Term B-2 Loan, 3 Month SOFR + 2.000%	6.002(c)	01/31/31	124	124,437
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.590(c)	12/31/30	56	55,792
Second Out Term Loan, 3 Month SOFR + 4.862%	8.702(c)	12/31/30	100	94,761
				300,079

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Computers 0.1%
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.752%(c)	06/30/32	50	$49,088
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.916(c)	03/01/29	64	59,079
				108,167
Forest Products & Paper 0.0%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.072(c)	11/04/31	23	22,817
Holding Companies-Diversified 0.1%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.338(c)	12/19/30	136	134,713
Insurance 0.4%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.916(c)	11/06/30	124	123,521
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	7.166(c)	06/20/32	149	149,002

Asurion LLC, New Term B-12 Loan, 1 Month SOFR + 4.250%	8.166(c)	09/19/30	123	121,733
				394,256
Media 0.5%
Radiate Holdco LLC, First Out Term Loan, 1 Month SOFR + 3.500%	9.079(c)	09/25/29	745	546,055
Oil & Gas 0.0%
Hilcorp Energy I LP, Term B Loan, 1 Month SOFR + 2.000%	5.959(c)	02/11/30	25	24,865
Packaging & Containers 0.2%
LABL, Inc., Initial Dollar Term Loan, 1 Month SOFR + 5.000%	8.940(c)	10/29/28	25	17,250
Trident TPI Holdings, Inc., Tranche Term B-7 Loan, 3 Month SOFR + 3.750%	7.752(c)	09/15/28	149	143,687
				160,937
Telecommunications 1.0%
Altice France SA (France), New USD Term B-14 Loan, 1 Month SOFR + 6.875%	10.860(c)	05/31/31	200	200,250
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 1 Month SOFR + 5.250%	9.234(c)	08/31/32	190	188,100
Level 3 Financing, Inc., Term B-4 Loan, 1 Month SOFR + 3.250%	7.166(c)	03/29/32	164	164,359
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.380(c)	04/15/29	193	191,657
Term B-2 Loan, 1 Month SOFR + 2.464%	6.380(c)	04/15/30	224	222,479
				966,845

Total Floating Rate and Other Loans (cost $3,460,347)				3,338,923
U.S. Treasury Obligations 9.9%
U.S. Treasury Notes	3.500	09/30/27	2,370	2,369,259
U.S. Treasury Notes	3.500	10/31/27	460	459,892
U.S. Treasury Notes	3.625	08/31/27	1,430	1,432,346

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	3.750%	06/30/27	870	$872,753
U.S. Treasury Notes	3.875	07/31/27	4,300	4,323,012
U.S. Treasury Notes(k)	4.375	07/31/26	85	85,345
U.S. Treasury Notes(k)	4.875	05/31/26	525	527,748

Total U.S. Treasury Obligations (cost $10,053,855)				10,070,355

	Shares
Affiliated Exchange-Traded Fund 1.6%
PGIM AAA CLO ETF (cost $1,648,848)(wa)	32,128	1,652,986
Common Stocks 0.1%
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)*(x)	546	85,659
Wireless Telecommunication Services 0.0%
Altice France SA (France)	905	16,546

Total Common Stocks (cost $128,995)		102,205
Preferred Stock 0.0%
Electronic Equipment, Instruments & Components
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x) (cost $6,052)	6	6,000

Total Long-Term Investments (cost $98,061,210)		97,657,910

Short-Term Investment 3.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $3,117,951)(wa)	3,117,951	3,117,951

TOTAL INVESTMENTS 98.8% (cost $101,179,161)		100,775,861
Other assets in excess of liabilities(z) 1.2%		1,193,589

Net Assets 100.0%		$101,969,450

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
LP—Limited Partnership
MTN—Medium Term Note
N/A—Not Applicable
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,000 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2025.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A, 4.875%, 06/01/28	08/18/25-10/30/25	$910,930	$906,540	0.9%
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A, 11.000%, 09/30/28	05/01/25	331,625	368,235	0.4
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/23/24	9,750	21,018	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	10,875	23,298	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	04/19/24-09/26/25	585,469	587,122	0.6
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	12/14/23-08/12/25	863,618	862,193	0.8
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	01/28/25-02/06/25	80,844	82,687	0.1
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	06/26/24	6,060	6,000	0.0
Ferrellgas Partners LP (Class B Stock)*	07/26/24	114,114	85,659	0.1
LABL, Inc., Sr. Sec’d. Notes, 144A, 5.875%, 11/01/28	09/04/25	79,280	69,024	0.1
LABL, Inc., Sr. Sec’d. Notes, 144A, 8.625%, 10/01/31	11/14/25	15,474	15,180	0.0
LABL, Inc., Sr. Sec’d. Notes, 144A, 9.500%, 11/01/28	11/14/25	17,688	17,375	0.0
LABL, Inc., Sr. Unsec’d. Notes, 144A, 10.500%, 07/15/27	02/08/24-05/29/25	311,351	192,655	0.2
Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A, 7.875%, 04/15/30	11/26/25	764,865	756,002	0.7
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A, 5.750%, 12/31/30	12/14/23-07/01/25	54,341	57,662	0.1
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%, 11.500%, 12/31/30	12/14/23-07/30/25	19,478	23,212	0.0
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 5.500%, 05/15/29	05/30/25	195,000	196,418	0.2
Total		$4,370,762	$4,270,280	4.2%
(z) Includes net unrealized  appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
38	2 Year U.S. Treasury Notes	Mar. 2026	$7,936,656	$3,449
Short Positions:
66	5 Year U.S. Treasury Notes	Mar. 2026	7,244,532	(3,257)
2	10 Year U.S. Treasury Notes	Mar. 2026	226,688	(34)
				(3,291)
				$158
Credit default swap agreement outstanding at November 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.45.V1	12/20/30	5.000%(Q)	3,650	$(258,702)	$(307,261)	$(48,559)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at November 30, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,965	02/06/26	4.263%(A)	1 Day SOFR(2)(A)/ 4.120%	$—	$(511)	$(511)
1,330	02/06/27	3.977%(A)	1 Day SOFR(1)(A)/ 4.120%	—	(3,739)	(3,739)
				$—	$(4,250)	$(4,250)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).